Financial instruments - Estimated fair value and carrying value (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Jan. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial covenants	$ 385,000
Cash and cash equivalents	45,373	$ 31,770	$ 25,048	$ 39,126
Amounts due from affiliate	3,880	3,639
Advances (shareholder loans) to joint ventures	4,410	4,153
Current amounts due to owners and affiliates	(3,291)	(2,600)
Lampung facility	397,381	414,589
Revolving credit facility due to owners and affiliates	(24,681)	(18,465)
385 million facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial covenants	385,000
$385 million facility					$ (385,000)
Recurring [Member] | Carrying amount | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	45,373	31,770
Restricted cash	15,358	19,293
Recurring [Member] | Carrying amount | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(17,228)	(26,475)
Recurring [Member] | Fair value | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	45,373	31,770
Restricted cash	15,358	19,293
Recurring [Member] | Fair value | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(17,228)	(26,475)
Other [Member] | Carrying amount | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	3,880	3,639
Advances (shareholder loans) to joint ventures	4,410	4,153
Current amounts due to owners and affiliates	(3,291)	(2,600)
Revolving credit facility due to owners and affiliates	(24,681)	(18,465)
Other [Member] | Carrying amount | Fair Value, Inputs, Level 2 [Member] | Lampung facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lampung facility	81,509	94,960
Other [Member] | Carrying amount | Fair Value, Inputs, Level 2 [Member] | 385 million facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
$385 million facility	(315,872)	(319,629)
Other [Member] | Fair value | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	3,880	3,639
Advances (shareholder loans) to joint ventures	4,442	4,305
Current amounts due to owners and affiliates	(3,291)	(2,600)
Revolving credit facility due to owners and affiliates	(23,464)	(16,987)
Other [Member] | Fair value | Fair Value, Inputs, Level 2 [Member] | Lampung facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Lampung facility	83,547	99,295
Other [Member] | Fair value | Fair Value, Inputs, Level 2 [Member] | 385 million facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
$385 million facility	$ (317,573)	$ (323,342)